Summary of Maturity Analysis of Lease Payments (Detail) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	$ 837,615
Undiscounted finance lease receipts	6,974
Unearned finance income on finance lease receipts	(1,347)
Net investment in finance lease	5,627
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	403,298
Undiscounted finance lease receipts	835
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	434,317
Undiscounted finance lease receipts	3,545
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted finance lease receipts	$ 2,594